As filed with the Securities and Exchange Commission on January 22, 2009

1933 Act File No. 333-152388

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X] Pre-Effective Amendment No. ___ [ ] Post-Effective Amendment No. 2 [X]

EATON VANCE MUNICIPALS TRUST (Exact name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant's Telephone Number)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class B and Class C shares of Beneficial Interest of Eaton Vance National Municipals Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet Part A - Proxy Statement/Prospectus* Part B - Statement of Additional Information* Part C - Other Information Signature Page Exhibit Index Exhibits

*	Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-152388 (the “Registration Statement”) on July 17, 2008 (Accession No. 0000940394-08-001102), and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on September 5, 2008 (Accession No. 000940394-08-001227). Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4), the Opinion and Consent of Counsel (Exhibit 11) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Florida Plus Municipals Fund with Eaton Vance National Municipals Fund, each a series of the Registrant.

PART C

OTHER INFORMATION

Item 15. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.		Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated
January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed
September 15, 1995 and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the
Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to
Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(c)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3)
to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.

	(d)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest without Par Value, effective November 24, 2008 filed as Exhibit
(a)(4) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession
No. 0000940394-08-001475) and incorporated herein by reference.

(2)	(a)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15,
1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.

	(e)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 107 filed January 3, 2007 and incorporated herein by reference.

	(f)	Amendment to By-Laws of Eaton Vance Municipals Trust dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment No. 115 filed November 24,
2008 (Accession No. 0000940394-08-001475) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Agreement and Plan of Reorganization by and between Eaton Vance Municipals
Trust, on behalf of its series Eaton Vance Florida Plus Municipals Fund and Eaton
Vance National Municipals Fund – filed herewith.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Form of Investment Advisory Agreement with Boston Management and Research for
Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund,
Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund,
Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund,
Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund,
Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund,
Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals
Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi
Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey
Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North
Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance
Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance
Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton
Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and
Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

	(b)	Form of Investment Advisory Agreement with Boston Management and Research for
Eaton Vance California Municipals Fund and Eaton Vance National Municipals
Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed November
24, 2004 and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance
Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June
23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July

29, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as
Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed October 4, 2007
(Accession No. 0000940394-07-001184) and incorporated herein by reference.

	(c)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007
(Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15,
1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15,
1995 and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated
October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed
November 15, 1995 and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No.
78 filed January 25, 1999 and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with
Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2 Pre-Effective Amendment No.
2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No.
0000950135-05-005528) and incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2,
Amendment No. 5 (File Nos. 333-32276, 811-05808) filed April 3, 2001 (Accession
No. 0000940394-01-500125) and incorporated herein by reference.

(10)	(a)	Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-
Effective Amendment No. 106 filed November 28, 2006 and incorporated herein by reference.

	(b)	Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective
Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

	(c)	(i) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23,
1997 with attached Schedule A effective June 23, 1997 filed as Exhibit

(15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

(ii) Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 111 filed October 4,
2007 (Accession No. 0000940394-07-001185) and incorporated herein by reference.

	(d)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated
August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed
August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(ii) Schedules A, B and C effective December 10, 2007 to Amended and Restated
Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibits (n)(2), (n)(3) and (n)(4) to Post-Effective Amendment No. 86 of
Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545) filed
December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(iii) Schedule A and B effective November 17, 2008 to Amended and Restated
Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n)(2) and (n)(3) to Post-Effective Amendment No. 28 of Eaton
Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed November
20, 2008 (Accession No. 0000940394-08-001433) and incorporated herein by reference.

(11)		Opinion and consent of counsel as to legality of securities being registered filed herewith.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus filed herewith.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance
Municipals Trust (on behalf of each of its series) and Eaton Vance
Management with attached schedules (including Amended Schedule A dated
September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No.
55 filed September 15, 1995 and incorporated herein by reference.

(ii) Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as Exhibit
(9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(b)	Transfer Agency Agreement dated as of August 1, 2008 between PNC Global
Investment Servicing Inc. and Eaton Vance Management filed as Exhibit (h)(1) to
Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-
42722, 811-02258) filed October 27, 2008 (Accession No. 0000940394-08-001324)
and incorporated herein by reference.

	(c)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-
04015) filed August 25, 2005 (Accession No. 0000940394-05-000983) and
incorporated herein by reference.

(14)		Consent of Deloitte & Touche LLP regarding financial statements of Registrant filed as Exhibit (14) to the initial filing of this Registration Statement on Form N-14 filed
July 17, 2008 and incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

	(b)	Power of Attorney for the Treasurer and Principal Financial and Accounting Officer
of Eaton Vance Municipals Trust dated January 25, 2006 filed as Exhibit (q) to Post-
Effective Amendment No. 104 filed January 30, 2006 and incorporated herein by reference.

	(c)	Power of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as
Exhibit (q)(3) to Post-Effective Amendment No. 111 filed October 4, 2007
(Accession No. 0000940394-07-001184) and incorporated herein by reference.

	(d)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 113 filed January 25, 2008
(Accession No. 0000940394-08-000065) and incorporated herein by reference.

	(e)	Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit (q)(5) to Post-Effective Amendment No. 116 filed December 24, 2008
(Accession No. 0000940394-08-001623) and incorporated herein by reference.

(17)	(a)	(i) Prospectus and Statement of Additional Information, each dated December 1,
2007, as supplemented from time to time, of the Eaton Vance Florida Plus
Municipals Fund filed as Exhibit (17)(a)(i) to the initial filing of this
Registration Statement on Form N-14 filed July 17, 2008 and incorporated herein by reference.

(ii) Prospectus and Statement of Additional Information, each dated February 1,
2008, as supplemented from time to time, of Eaton Vance National
Municipals Fund filed as Exhibit (17)(a)(ii) to the initial filing of this
Registration Statement on Form N-14 filed July 17, 2008 and incorporated herein by reference.

	(b)	(i) Eaton Vance Florida Plus Municipals Fund Annual Report to Shareholders for
the period ended September 30, 2007 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed July 17, 2008 and incorporated herein by reference.

	(ii)	Eaton Vance National Municipals Fund Annual Report to Shareholders for the
period ended September 30, 2007 filed as Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 17, 2008 and incorporated herein by reference.

(c)	(i)	Eaton Vance Florida Plus Municipals Fund Semiannual Report to
Shareholders for the period ended March 31, 2008 filed as Exhibit (17)(c)(i)
to the initial filing of this Registration Statement on Form N-14 filed July 17,
2008 and incorporated herein by reference.

	(ii)	Eaton Vance National Municipals Fund Semiannual Report to Shareholders
for the period ended March 31, 2008 filed as Exhibit (17)(c)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 17, 2008 and incorporated herein by reference.

(d)	Proxy Card filed as Exhibit (17)(d) to Post-Effective No. 1 filing of this Registration
Statement on Form N-14 filed September 5, 2008 and incorporated herein by reference.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 22nd day of January, 2009.

EATON VANCE MUNICIPALS TRUST

/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Robert B. MacIntosh
Robert B. MacIntosh	President (Chief Executive Officer)	January 22, 2009

/s/ Barbara E. Campbell
Barbara E. Campbell	Treasurer (and Principal Financial	January 22, 2009
and Accounting Officer)

Benjamin C. Esty*
Benjamin C. Esty	Trustee	January 22, 2009

/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.	Trustee	January 22, 2009

Allen R. Freedman*
Allen R. Freedman	Trustee	January 22, 2009

William H. Park*
William H. Park	Trustee	January 22, 2009

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	January 22, 2009

Helen Frame Peters*
Helen Frame Peters	Trustee	January 22, 2009

Heidi L. Steiger*
Heidi L. Steiger	Trustee	January 22, 2009

Lynn A. Stout*
Lynn A. Stout	Trustee	January 22, 2009

Ralph F. Verni*
Ralph F. Verni	Trustee	January 22, 2009

* By: /s/ Maureen A. Gemma
Maureen A. Gemma, (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization between Eaton Vance Municipals Trust, on behalf of its series Eaton Vance Florida Plus Municipals Fund and Eaton Vance
National Municipals Fund

(11)	Opinion and consent of counsel

(12)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders